Segment reporting - Consolidated Statement of Profit or Loss By Operating Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Shipping income
Revenue	$ 600,024,000	$ 513,368,000	[1]	$ 684,265,000	[1]
Gains on disposal of vessels/other tangible assets (Note 8)	19,138,000	36,538,000	[1]	50,397,000	[1]
Other operating income	4,775,000	4,902,000	[1]	6,996,000	[1]
Total shipping income	623,937,000	554,808,000	[1]	741,658,000	[1]
Operating expenses
Voyage expenses and commissions	(141,416,000)	(62,035,000)	[1]	(59,560,000)	[1]
Vessel operating expenses	(185,792,000)	(150,427,000)	[1]	(160,199,000)	[1]
Charter hire expenses	(31,114,000)	(31,173,000)	[1]	(17,713,000)	[1]
Losses on disposal of vessels/other tangible assets	(273,000)	(21,027,000)	[1]	(2,000)	[1]
Impairment on non-current assets held for sale	2,995,000	0	[1]	0	[1]
Loss on disposal of investments in equity accounted investees	0	0	[1]	(24,150,000)	[1]
Depreciation tangible assets	(270,582,000)	(229,777,000)	[1]	(227,664,000)	[1]
Depreciation intangible assets	(111,000)	(95,000)	[1]	(99,000)	[1]
General and administrative expenses	(66,232,000)	(46,868,000)	[1]	(44,051,000)	[1]
Total operating expenses	(698,515,000)	(541,402,000)	[1]	(533,438,000)	[1]
RESULT FROM OPERATING ACTIVITIES	(74,578,000)	13,406,000	[1]	208,220,000	[1]
Finance income	15,023,000	7,266,000	[1]	6,855,000	[1]
Finance expenses	(89,412,000)	(50,729,000)	[1]	(51,695,000)	[1]
Net finance expenses	(74,389,000)	(43,463,000)	[1]	(44,840,000)	[1]
Gain on bargain purchase	23,059,000	0	[1],[2]	0	[1],[2]
Share of profit (loss) of equity accounted investees (net of income tax)	16,076,000	30,082,000	[1]	40,495,000	[1]
PROFIT (LOSS) BEFORE INCOME TAX	(109,832,000)	25,000	[1]	203,875,000	[1]
Income tax expense	(238,000)	1,358,000	[1]	174,000	[1]
PROFIT (LOSS) FOR THE PERIOD	(110,070,000)	1,383,000	[1],[2],[3]	204,049,000	[1],[2],[3]
Attributable to:
Owners of the company	(110,069,928)	1,382,530	[1]	204,049,212	[1]
Operating segments | Tankers
Shipping income
Revenue	600,024,000	513,399,000		704,766,000
Gains on disposal of vessels/other tangible assets (Note 8)	19,138,000	36,538,000		50,397,000
Other operating income	4,775,000	4,902,000		6,765,000
Total shipping income	623,937,000	554,839,000		761,928,000
Operating expenses
Voyage expenses and commissions	(141,416,000)	(62,035,000)		(63,305,000)
Vessel operating expenses	(185,792,000)	(150,391,000)		(164,478,000)
Charter hire expenses	(31,114,000)	(31,173,000)		(17,713,000)
Losses on disposal of vessels/other tangible assets	(273,000)	(21,027,000)		(1,000)
Impairment on non-current assets held for sale	2,995,000	0		0
Loss on disposal of investments in equity accounted investees	0	0		(24,150,000)
Depreciation tangible assets	(270,582,000)	(229,777,000)		(233,368,000)
Depreciation intangible assets	(111,000)	(95,000)		(99,000)
General and administrative expenses	(66,235,000)	(46,871,000)		(44,152,000)
Total operating expenses	(698,518,000)	(541,369,000)		(547,266,000)
RESULT FROM OPERATING ACTIVITIES	(74,581,000)	13,470,000		214,662,000
Finance income	15,023,000	7,267,000		6,864,000
Finance expenses	(89,412,000)	(50,730,000)		(52,420,000)
Net finance expenses	(74,389,000)	(43,463,000)		(45,556,000)
Gain on bargain purchase	23,059,000	0		0
Share of profit (loss) of equity accounted investees (net of income tax)	220,000	150,000		334,000
PROFIT (LOSS) BEFORE INCOME TAX	(125,691,000)	(29,843,000)		169,440,000
Income tax expense	(238,000)	1,358,000		174,000
PROFIT (LOSS) FOR THE PERIOD	(125,929,000)	(28,485,000)		169,614,000
Attributable to:
Owners of the company	(125,929,000)	(28,485,000)		169,614,000
Operating segments | FSO
Shipping income
Revenue	49,155,000	59,513,000		65,125,000
Gains on disposal of vessels/other tangible assets (Note 8)	0	0		0
Other operating income	72,000	234,000		327,000
Total shipping income	49,227,000	59,747,000		65,452,000
Operating expenses
Voyage expenses and commissions	(1,000)	(304,000)		(476,000)
Vessel operating expenses	(9,637,000)	(9,157,000)		(9,679,000)
Charter hire expenses	0	0		0
Losses on disposal of vessels/other tangible assets	0	0		0
Impairment on non-current assets held for sale	0	0		0
Loss on disposal of investments in equity accounted investees	0	0		0
Depreciation tangible assets	(18,071,000)	(18,071,000)		(18,071,000)
Depreciation intangible assets	0	0		0
General and administrative expenses	(425,000)	(30,000)		(80,000)
Total operating expenses	(28,134,000)	(27,562,000)		(28,306,000)
RESULT FROM OPERATING ACTIVITIES	21,093,000	32,185,000		37,146,000
Finance income	160,000	197,000		57,000
Finance expenses	(3,795,000)	(1,026,000)		(2,552,000)
Net finance expenses	(3,635,000)	(829,000)		(2,495,000)
Gain on bargain purchase	0	0		0
Share of profit (loss) of equity accounted investees (net of income tax)	0	0		0
PROFIT (LOSS) BEFORE INCOME TAX	17,458,000	31,356,000		34,651,000
Income tax expense	(1,599,000)	(1,488,000)		(216,000)
PROFIT (LOSS) FOR THE PERIOD	15,859,000	29,868,000		34,435,000
Attributable to:
Owners of the company	15,859,000	29,868,000		34,435,000
Less: Equity-accounted investees
Shipping income
Revenue	49,155,000	59,544,000		85,626,000
Gains on disposal of vessels/other tangible assets (Note 8)	0	0		0
Other operating income	72,000	234,000		96,000
Total shipping income	49,227,000	59,778,000		85,722,000
Operating expenses
Voyage expenses and commissions	(1,000)	(304,000)		(4,221,000)
Vessel operating expenses	(9,637,000)	(9,121,000)		(13,958,000)
Charter hire expenses	0	0		0
Losses on disposal of vessels/other tangible assets	0	0		1,000
Impairment on non-current assets held for sale	0	0		0
Loss on disposal of investments in equity accounted investees	0	0		0
Depreciation tangible assets	(18,071,000)	(18,071,000)		(23,775,000)
Depreciation intangible assets	0	0		0
General and administrative expenses	(428,000)	(33,000)		(181,000)
Total operating expenses	(28,137,000)	(27,529,000)		(42,134,000)
RESULT FROM OPERATING ACTIVITIES	21,090,000	32,249,000		43,588,000
Finance income	160,000	198,000		66,000
Finance expenses	(3,795,000)	(1,027,000)		(3,277,000)
Net finance expenses	(3,635,000)	(829,000)		(3,211,000)
Gain on bargain purchase	0	0		0
Share of profit (loss) of equity accounted investees (net of income tax)	(15,856,000)	(29,932,000)		(40,161,000)
PROFIT (LOSS) BEFORE INCOME TAX	1,599,000	1,488,000		216,000
Income tax expense	(1,599,000)	(1,488,000)		(216,000)
PROFIT (LOSS) FOR THE PERIOD	0	0		0
Attributable to:
Owners of the company	$ 0	$ 0		$ 0

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[3]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.